Concentrations (Narrative) (Details) - Total Sales [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Geographic Concentration Risk - In The United States [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	73.00%	89.00%
Geographic Concentration Risk - Other [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%	10.00%
Customer Concentration Risk [Member] | Five Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage		87.40%	85.30%
Customer Concentration Risk [Member] | Customer - One [Member]
Concentration Risk [Line Items]
Concentration risk percentage		22.50%	21.90%
Customer Concentration Risk [Member] | Customer - One [Member] | Product Segment [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%
Customer Concentration Risk [Member] | Customer - Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.10%	13.70%
Customer Concentration Risk [Member] | Customer - Two [Member] | Logistics Services Segment [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.70%
Customer Concentration Risk [Member] | Customer - Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		22.70%	22.10%
Customer Concentration Risk [Member] | Customer - Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.50%	13.30%
Customer Concentration Risk [Member] | Customer - Five [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.60%	14.30%
Customer Concentration Risk [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	38.70%